INCOME TAX (Details Narrative) Bs. in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BOB (Bs.)	Jun. 30, 2026 BOB (Bs.)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BOB (Bs.)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BOB (Bs.)
IfrsStatementLineItems [Line Items]
Unrecognized capital losses	$ 51,119				$ 48,424
Unrecognized inflationary adjustments	30,084				21,315
Unrecognized taxable temporary differences	85,900				87,100
Tax reassessment		$ 13,568	Bs. 132,559
Initial deposit							$ 4,143	Bs. 40,479
Monthly instalments for remaining balance					7,694	Bs. 75,175
Tax instalments	64,311				49,470
Trade and other receivables	100,263				$ 88,399
Bolivian tax authorities [member]
IfrsStatementLineItems [Line Items]
Remitted tax instalment	8,014			Bs. 78,297
Tax instalments
Trade and other receivables	8,014
Top of range [member]
IfrsStatementLineItems [Line Items]
Claims and liabilities arising from acquisition	25,000
Income tax liability	$ 25,000